Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	Nomad Foods Ltd.
Entity Central Index Key	0001651717
Current Fiscal Year End Date	--12-31